Capital management	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Capital management
32. Capital management
The Group’s objectives when managing capital is to safeguard continuity, maintain a strong credit rating and healthy capital ratios in order to support its business and provide adequate return to shareholders through continuing growth. The Group’s overall strategy remains unchanged from the
 previous year.
The Group sets the amount of capital required on the basis of annual business and long-term operating plans which include capital and other strategic investments. The funding requirements are met through a mixture of equity, internal fund generation and other borrowings. The Group’s policy is to use current and non-current
borrowings to meet anticipated funding requirements.
The Group monitors capital on the basis of the net gearing ratio which is Net debt / Total Capital (equity + net debt). The Group is not subject to any externally imposed capital requirements.
Net debt
is
non-current
and current debt as reduced by cash and cash equivalents, other bank balances and current investments. Equity comprises all components including other comprehensive income.
The following table summarizes the capital of the Group:

As at March 31,	2021	2022	2022
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Equity	734,049	807,122	10,637

Cash and cash equivalentsa	48,537	86,709	1,143
Short term investmentsa	276,494	233,755	3,081
Non-current bank deposits b	1,107	2,017	27

Total cash (a)	326,138	322,481	4,251
Current borrowings (Note 22)	189,600	168,944	2,227
Non-current borrowings (Note 22)	379,622	362,023	4,772

Total debt (b)	569,222	530,967	6,999
Net debt (c=(b-a))	243,084	208,486	2,748

Total capital (equity+net debt) (d)	977,133	1,015,608	13,385

Gearing ratio (c/d)	0.2	0.2	0.2

a)
The constituents of ‘total cash’ for the purpose of capital management disclosure includes only those amounts of restricted funds that are corresponding to liabilities (e.g., margin money deposits). Consequently
, restricted funds of
₹
 6,352 million and
₹

6,900
 million ($ 91 million) as at March 31, 2021 and March 31, 2022 respectively have been excluded from ‘total cash’ in the capital management disclosures. (Refer
N
otes
 17,
19 and
20
).

b)
Additionally,
Non-current
bank deposits of
₹
 1,107 million and
₹
 2,017 million ($ 27 million) as at March 31, 2021 and March 31, 2022 respectively
,
have been included to form part of ‘total cash’ in the capital management disclosures.